Cash and cash equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 172,359	$ 51,428	$ 11,157	$ 66,427
Cash and cash equivalents denominated in US dollars
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	11,060	36,930
Cash and cash equivalents denominated in other currencies
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 161,299	$ 14,498